Environmental and Legal Matters (Details) (USD $)	1 Months Ended
	Jul. 31, 2010 Shipment of Engines and Catalytic Converters Separately	Jan. 31, 2010 Release of Wastewater into the Des Plaines River	Feb. 28, 2009 Release of Wastewater into the Des Plaines River gal	Mar. 31, 2010 Release of Wastewater into the Perupont River
Environmental Contingency, Penalties and Information
Civil penalty demanded as issued by the Department of Justice.	$ 3,200,000
Likely penalties, amount that could be exceeded	100,000			100,000
Gallons of wastewater (in gallons)			3,000
Counts of environmental violations, (in number of counts)			7
Civil penalties as per revised notice		$ 167,800